Commitments and Contingencies - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash included in long-term assets	$ 74,147	$ 97,353	$ 87,630
Other Restricted Cash Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash included in long-term assets	57,093	84,531
Trust Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash included in long-term assets	$ 17,054	$ 12,822